Leases - Summary of Operating Lease Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Lease Additional Information [Abstract]
Operating cash flows from operating leases	¥ 81,958	¥ 161,743
Operating leases	¥ 85,924	¥ 22,238
Weighted average remaining lease term, Operating leases	2 years 1 month 28 days	1 year 7 months 17 days
Weighted average discount rate, Operating leases	5.37%	3.57%